Employee Benefit Plans	12 Months Ended
Sep. 30, 2018
Employee Benefit Plans [Abstract]
Employee Benefit Plans

NOTE 14 - EMPLOYEE BENEFIT PLANS

Spectrum Defined Benefit Plans

Spectrum has various defined benefit pension plans covering some of its employees. Plans generally provide benefits of stated amounts for each year of service. Spectrum funds its pension plans in accordance with the requirements of the defined benefit pension plans and, where applicable, in amounts sufficient to satisfy the minimum funding requirements of applicable laws. Additionally, in compliance with the Spectrum’s funding policy, annual contributions to defined benefit plans are equal to the actuarial recommendations or statutory requirements in the respective countries. Spectrum sponsors or participates in a number of other non-U.S. pension arrangements, including various retirement and termination benefit plans, some of which are covered by local law or coordinated with government-sponsored plans, which are not significant in the aggregate. The following tables provide additional information on Spectrum’s pension plans as of September 30, 2018 and 2017:

	U.S. Plans		Non U.S. Plans
(in millions)	2018	2017	2018	2017
Changes in benefit obligation:
Benefit obligation, beginning of year	$75.3	$79.5	$149.8	$162.6
Service cost	0.4	0.4	2.0	2.5
Interest cost	2.7	2.7	3.6	3.3
Actuarial (gain) loss	(4.2)	(3.4)	1.5	(18.2)
Curtailments	—	—	—	(0.3)
Benefits paid	(3.7)	(3.9)	(5.3)	(6.7)
Foreign currency exchange rate changes	—	—	(2.7)	6.6
Benefit obligation, end of year	70.5	75.3	148.9	149.8
Changes in plan assets:
Fair value of plan assets, beginning of year	68.9	63.9	115.9	112.6
Actual return on plan assets	3.7	7.4	1.9	(1.4)
Employer contributions	0.4	1.5	5.6	7.0
Benefits paid	(3.7)	(3.9)	(5.3)	(6.8)
Foreign currency exchange rate changes	—	—	(2.3)	4.5
Fair value of plan assets, end of year	69.3	68.9	115.8	115.9
Funded Status	$(1.2)	$(6.4)	$(33.1)	$(33.9)
Amounts recognized in statement of financial position
Deferred charges and other	$0.1	$—	$3.2	$0.2
Other accrued expenses	0.4	0.4	0.4	0.3
Other long-term liabilities	0.9	6.0	35.9	33.8
Accumulated other comprehensive loss	7.5	12.0	35.8	34.1
Weighted average assumptions
Discount rate	3.70%	3.70%	1.00 - 8.30%	1.13 - 7.50%
Expected return on plan assets	7.00%	7.00%	1.00 - 3.70%	1.13 - 4.13%
Rate of compensation increase	N/A	N/A	2.25 - 7.00%	1.37 - 7.00%

Amounts reclassified from Accumulated Other Comprehensive Loss associated with Spectrum employee benefit plan costs and recognized on the Company’s Consolidated Statements of Income for the years ended September 30, 2018, 2017 and 2016 were as follows:

(in millions)	2018	2017	2016
Cost of goods sold	$1.9	$3.2	$1.5
Selling expenses	0.4	0.8	0.3
General and administrative expenses	0.2	0.3	0.1
Amounts reclassified from AOCI to continuing operations	$2.5	$4.3	$1.9
Amounts reclassified from AOCI to discontinued operations	$0.7	$1.2	$0.5

The net loss in Accumulated Other Comprehensive Loss expected to be recognized in continuing operations during the year ended September 30, 2018 is $2.1 million.

The following table contains the components of net periodic benefit cost from Spectrum defined benefit plans for the years ended September 30, 2018, 2017 and 2016:

	U.S. Plans			Non U.S. Plans
(in millions)	2018	2017	2016	2018	2017	2016
Service cost	$0.4	$0.4	$0.2	$2.0	$2.5	$2.0
Interest cost	2.7	2.7	3.1	3.6	3.3	4.2
Expected return on assets	(4.5)	(4.4)	(4.4)	(4.2)	(4.1)	(4.1)
Settlement and curtailment	—	—	—	0.1	0.3	0.1
Recognized net actuarial loss	1.1	1.6	0.6	1.4	2.7	0.6
Net periodic benefit cost	$(0.3)	$0.3	$(0.5)	$2.9	$4.7	$2.8
Weighted average assumptions
Discount rate	3.50%	3.50%	4.25%	1.13 - 7.50%	1.00 - 8.68%	1.75 - 7.00%
Expected return on plan assets	7.00%	7.00%	7.25%	1.13 - 4.13%	1.00 - 3.70%	1.75 - 4.53%
Rate of compensation increase	N/A	N/A	N/A	1.37 - 7.00%	2.25 - 7.00%	2.25 - 5.50%

The discount rate is used to calculate the projected benefit obligation. The discount rate used is based on the rate of return on government bonds as well as current market conditions of the respective countries where the plans are established. The expected return on plan assets is based on Spectrum’s expectation of the long-term average rate of return of the capital market in which the plans invest. The expected return reflects the target asset allocations and considers the historical returns earned for each asset category.

NOTE 14 - EMPLOYEE BENEFIT PLANS (continued)

Spectrum established formal investment policies for the assets associated with these plans. Policy objectives include maximizing long-term return at acceptable risk levels, diversifying among asset classes, if appropriate, and among investment managers, as well as establishing relevant risk parameters within each asset class. Specific asset class targets are based on the results of periodic asset/liability studies. The investment policies permit variances from the targets within certain parameters. The plan assets currently do not include holdings of the Company’s common stock.  Below is a summary allocation of all Spectrum defined benefit plan assets as of September 30, 2018 and 2017.

	U.S. Plans		Non U.S. Plans
Asset Type	2018	2017	2018	2017
Equity Securities	63%	63%	—%	—%
Fixed Income Securities	33%	34%	19%	19%
Other	4%	3%	81%	81%
Total	100.0%	100%	100%	100%

The fair value of pension plan assets by asset category as of September 30, 2018 and 2017 are as follows:

	September 30, 2018				September 30, 2017
(in millions)	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Cash & cash equivalents	$8.4	$—	$—	$8.4	$9.0	$—	$—	$9.0
Equity	25.6	—	—	25.6	31.1	—	—	31.1
Fixed income securities	21.0	—	—	21.0	21.0	—	—	21.0
Foreign equity	17.4	—	—	17.4	11.3	—	—	11.3
Foreign fixed income securities	2.1	21.9	—	24.0	2.1	21.6	—	23.7
Life insurance contracts	—	38.7	—	38.7	—	37.7	—	37.7
Other	2.5	47.5	—	50.0	1.8	49.2	—	51.0
Total plan assets	$77.0	$108.1	$—	$185.1	$76.3	$108.5	$—	$184.8

The following benefit payments are expected to be paid:

(in millions)	Amount
2019	$8.0
2020	8.2
2021	8.7
2022	8.6
2023	9.0
2024-2027	52.1

HRG Defined Benefit Plans

HRG had a noncontributory defined benefit pension plan (the “HRG Pension Plan”) covering certain of its former U.S. employee, which has been frozen and all existing participants are fully vested in their benefits. On November 15, 2017, HRG’s Board of Directors approved the termination of the HRG Pension Plan. The HRG Pension Plan’s termination date was February 15, 2018. The Company has purchased annuity contracts and settled all outstanding obligations with the HRG Pension Plan. As of September 30, 2018, there is no outstanding projected benefit obligation for the HRG Pension Plan. As of September 30, 2017, the HRG Pension Plan’s unfunded projected benefit obligation was $4.2 million.

Additionally, HRG has an unfunded supplemental pension plan (the “HRG Supplemental Plan”) which provides supplemental retirement payments to certain former senior executives of HRG. The amounts of such payments equal the difference between the amounts received under the HRG Pension Plan and the amounts that would otherwise be received if HRG Pension Plan payments were not reduced as the result of the limitations upon compensation and benefits imposed by Federal law. Effective December 1994, the HRG Supplemental Plan was frozen.

Defined Contribution Plans

Spectrum and HRG sponsored defined contribution plans in which eligible participants may defer a fixed amount or a percentage of their eligible compensation, subject to limitations, pursuant to Section 401(k) of the Internal Revenue Code.  HRG and Spectrum made discretionary matching contributions of eligible compensation.  Spectrum also sponsors defined contribution plans for eligible employees of certain foreign subsidiaries. Contributions are discretionary and evaluated annually.  Aggregate contributions charged to operations, including discretionary amounts, for the years ended September 30, 2018, 2017 and 2016 were $10.7 million, $10.7 million, and $10.2 million, respectively.